DEVELOPMENT STAGE OPERATIONS (Details Textual) (USD $)	1 Months Ended					9 Months Ended	12 Months Ended	116 Months Ended	126 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Nov. 05, 2012
Entity Incorporation, Date Of Incorporation						Apr. 23, 2002	Apr. 23, 2002
Common Stock, Shares, Issued							32,074,000	32,074,000	99,060,672
Equity Issuance Per Share Amount	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65		$ 1.67	$ 1.67	$ 1.67